Earning Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Profit for the year attributable to owners of the parent	¥ 835,837	¥ 1,107,174	¥ 651,416
Weighted average number of common shares outstanding, basic	4,671,383,489	4,901,560,332	5,088,921,345
Basic earnings per share attributable to owners of the parent	¥ 178.93	¥ 225.88	¥ 128.01